Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Cash flows from operating activities:
Net loss	$ (26,592,198)	$ (10,099,108)
Adjustments to reconcile net loss to net cash provided by operating activities:
Vessel depreciation	6,569,978	8,605,776
Amortization and write off of deferred charges	554,566	115,494
Equity loss and impairment in joint venture	15,410,321	1,279,250
Loss on termination of newbuilding contracts	3,202,030
Share-based compensation	213,448	247,465
Gain on sale of vessel	(10,597)
Unrealized loss on derivatives	105,059	144,479
Other investment income accrued	(1,024,712)	(847,875)
Changes in operating assets and liabilities	1,785,524	687,485
Net cash provided by operating activities	213,419	132,966
Cash flows from investing activities:
Advances for vessels under construction	(23,264,490)	(10,674,779)
Vessel acquisition	(3,017,015)
Proceeds from sale of vessels	4,196,268
Increase in restricted cash	(1,931,603)	(1,126,658)
Release of restricted cash	5,325,014	3,200,000
Net cash used in investing activities	(18,691,826)	(8,601,437)
Cash flows from financing activities:
Proceeds from issuance of common stock		10,545,008
Loan fees paid	(727,501)	(346,411)
Offering expenses paid	(47,377)	(135,463)
Proceeds from long-term debt	28,300,000	5,000,000
Repayment of long-term debt	(16,034,125)	(11,444,000)
Net cash provided by financing activities	11,490,997	3,619,134
Net decrease in cash and cash equivalents	(6,987,410)	(4,849,337)
Cash and cash equivalents at beginning of period	8,715,636	25,411,420
Cash and cash equivalents at end of period	$ 1,728,226	$ 20,562,083